STOCK-BASED COMPENSATION - Share based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation			$ 161	$ 3,771	$ 3,936	$ 15
Allocated share based compensation	$ 81	$ 3,771	$ 161	$ 3,771	3,936	15
Unrecognized stock-based compensation expense					1,114
Personnel expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation					3,920	$ 15
Sales and other expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation					$ 16